Condensed consolidated statement of financial position - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Non-current assets
Property, plant and equipment	$ 8,722	$ 9,183	$ 8,357
Right-of-use assets	905	988	674
Goodwill	19,821	19,997	11,798
Intangible assets	39,900	42,387	20,006
Investments in associates and joint ventures	56	69	48
Other investments	1,124	1,168	1,072
Derivative financial instruments	113	102	124
Other receivables	881	895	565
Deferred tax assets	4,140	4,330	3,723
Total non-current assets	75,662	79,119	46,367
Current assets
Inventories	6,220	8,983	4,762
Trade and other receivables	8,908	9,644	6,356
Other investments	70	69	62
Derivative financial instruments	109	83	41
Intangible assets	89	105
Income tax receivable	704	663	486
Cash and cash equivalents	4,817	6,329	15,567
Assets held for sale		368
Total current assets	20,917	26,244	27,274
Total assets	96,579	105,363	73,641
Current liabilities
Interest-bearing loans and borrowings	(2,162)	(1,660)	(2,696)
Lease liabilities	(220)	(233)	(198)
Trade and other payables	(17,821)	(18,938)	(17,729)
Derivative financial instruments	(90)	(79)	(17)
Provisions	(541)	(768)	(802)
Income tax payable	(981)	(916)	(780)
Total current liabilities	(21,815)	(22,594)	(22,222)
Non-current liabilities
Interest-bearing loans and borrowings	(26,461)	(28,134)	(24,109)
Lease liabilities	(685)	(754)	(492)
Derivative financial instruments	(180)	(45)	(3)
Deferred tax liabilities	(5,275)	(6,206)	(2,927)
Retirement benefit obligations	(1,310)	(2,454)	(2,383)
Provisions	(892)	(956)	(620)
Other payables	(4,010)	(4,933)	(5,192)
Total non-current liabilities	(38,813)	(43,482)	(35,726)
Total liabilities	(60,628)	(66,076)	(57,948)
Net assets	35,951	39,287	15,693
Equity
Share capital	387	387	328
Share premium account	35,134	35,126	7,980
Other reserves	2,068	2,045	2,033
Retained earnings	(1,657)	1,710	5,335
Total equity attributable to owners of parent	35,932	39,268	15,676
Non-controlling interests	19	19	17
Total equity	$ 35,951	$ 39,287	$ 15,693